Condensed Consolidating Financial Statements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Condensed Consolidating Financial Statements

NOTE 13: CONDENSED CONSOLIDATING GUARANTOR FINANCIAL STATEMENTS

On October 10, 2012, Ryerson issued the 2017 and 2018 Notes. The 2017 Notes are fully and unconditionally guaranteed on a senior secured basis and the 2018 Notes are fully and unconditionally guaranteed on a senior unsecured basis by all of our existing and future domestic subsidiaries that are co-borrowers or guarantee obligations under the Ryerson Credit Facility. Each guarantor of the 2017 and 2018 Notes is 100% owned by Ryerson and the guarantees are joint and several. Ryerson Inc. may only pay dividends to Ryerson Holding to the extent of 50% of future net income, once prior losses are offset. Presented below is the condensed consolidating financial information of Ryerson and its subsidiaries as of March 31, 2013 and December 31, 2012 and for the three-month periods ended March 31, 2013 and 2012:

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED)

THREE MONTHS ENDED MARCH 31, 2013

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
Net sales	$—	$749.7	$604.8	$122.7	$(586.1)	$891.1
Cost of materials sold	—	621.9	593.4	106.1	(586.1)	735.3

Gross profit	—	127.8	11.4	16.6	—	155.8
Warehousing, delivery, selling, general and administrative	1.3	94.3	5.5	20.6	—	121.7
Impairment charge on fixed assets	—	0.9	—	—	—	0.9

Operating profit (loss)	(1.3)	32.6	5.9	(4.0)	—	33.2
Other income and (expense), net	—	0.1	—	1.1	—	1.2
Interest and other expense on debt	(4.6)	(23.1)	—	(0.7)	—	(28.4)
Intercompany transactions:
Interest expense on intercompany loans	(5.4)	—	—	—	5.4	—
Interest income on intercompany loans	—	3.4	2.0	—	(5.4)	—

Income (loss) before income taxes	(11.3)	13.0	7.9	(3.6)	—	6.0
Provision (benefit) for income taxes	(1.7)	2.1	1.2	(0.5)	—	1.1
Equity in (earnings) loss of subsidiaries	(16.7)	(8.0)	0.9	—	23.8	—

Net income (loss)	7.1	18.9	5.8	(3.1)	(23.8)	4.9
Less: Net loss attributable to noncontrolling interest	—	—	—	(2.2)	—	(2.2)

Net income attributable to Ryerson Inc.	$7.1	$18.9	$5.8	$(0.9)	$(23.8)	$7.1

Comprehensive income (loss)	$8.2	$19.8	$9.5	$(6.6)	$(24.8)	$6.1
Less: Comprehensive loss attributable to noncontrolling interest	—	—	—	(2.1)	—	(2.1)

Comprehensive income (loss) attributable to Ryerson Inc.	$8.2	$19.8	$9.5	$(4.5)	$(24.8)	$8.2

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED)

THREE MONTHS ENDED MARCH 31, 2012

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
Net sales	$—	$953.7	$810.8	$141.1	$(784.0)	$1,121.6
Cost of materials sold	—	799.5	795.2	120.1	(784.0)	930.8

Gross profit	—	154.2	15.6	21.0	—	190.8
Warehousing, delivery, selling, general and administrative	1.3	104.3	6.4	19.4	—	131.4

Operating profit (loss)	(1.3)	49.9	9.2	1.6	—	59.4
Other income and (expense), net	0.3	—	—	(0.6)	—	(0.3)
Interest and other expense on debt	(18.5)	—	—	(0.8)	—	(19.3)
Intercompany transactions:
Interest expense on intercompany loans	(11.6)	(9.8)	—	—	21.4	—
Interest income on intercompany loans	—	—	21.4	—	(21.4)	—

Income (loss) before income taxes	(31.1)	40.1	30.6	0.2	—	39.8
Provision (benefit) for income taxes	—	2.3	0.3	0.1	—	2.7
Equity in (earnings) loss of subsidiaries	(69.3)	(13.6)	(0.3)	—	83.2	—

Net income (loss)	38.2	51.4	30.6	0.1	(83.2)	37.1
Less: Net loss attributable to noncontrolling interest	—	—	—	(1.1)	—	(1.1)

Net income attributable to Ryerson Inc.	$38.2	$51.4	$30.6	$1.2	$(83.2)	$38.2

Comprehensive income (loss)	$46.1	$51.7	$34.1	$4.1	$(90.9)	$45.1
Less: Comprehensive loss attributable to noncontrolling interest	—	—	—	(1.0)	—	(1.0)

Comprehensive income (loss) attributable to Ryerson Inc.	$46.1	$51.7	$34.1	$5.1	$(90.9)	$46.1

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (UNAUDITED)

THREE MONTHS ENDED MARCH 31, 2013

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
OPERATING ACTIVITIES:
Net income (loss)	$7.1	$18.9	$5.8	$(3.1)	$(23.8)	$4.9

Non-cash expenses	0.1	11.4	0.9	1.5	—	13.9
Equity in (earnings) loss of subsidiaries	(16.7)	(8.0)	0.9	—	23.8	—
Changes in working capital	625.2	1,044.6	(1,662.4)	3.5	—	10.9

Net adjustments	608.6	1,048.0	(1,660.6)	5.0	23.8	24.8

Net cash provided by (used in) operating activities	615.7	1,066.9	(1,654.8)	1.9	—	29.7

INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	(0.1)	(577.8)	1,464.3	(0.9)	(889.4)	(3.9)

FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	(615.2)	(492.9)	191.2	6.1	889.4	(21.4)

Net increase (decrease) in cash and cash equivalents	0.4	(3.8)	0.7	7.1	—	4.4
Effect of exchange rates	—	0.2	(0.1)	(1.3)	—	(1.2)

Net change in cash and cash equivalents	0.4	(3.6)	0.6	5.8	—	3.2
Beginning cash and cash equivalents	0.2	15.3	1.9	53.4	—	70.8

Ending cash and cash equivalents	$0.6	$11.7	$2.5	$59.2	$—	$74.0

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (UNAUDITED)

THREE MONTHS ENDED MARCH 31, 2012

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
OPERATING ACTIVITIES:
Net income	$38.2	$51.4	$30.6	$0.1	$(83.2)	$37.1

Non-cash expenses	0.2	9.2	(0.1)	1.5	—	10.8
Equity in earnings of subsidiaries	(69.3)	(13.6)	(0.3)	—	83.2	—
Changes in working capital	24.8	(8.9)	(16.3)	(14.2)	—	(14.6)

Net adjustments	(44.3)	(13.3)	(16.7)	(12.7)	83.2	(3.8)

Net cash provided by (used in) operating activities	(6.1)	38.1	13.9	(12.6)	—	33.3

INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	(5.6)	(11.9)	(1.1)	2.9	1.1	(14.6)

FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	8.8	(25.6)	(13.7)	(7.9)	(1.1)	(39.5)

Net increase (decrease) in cash and cash equivalents	(2.9)	0.6	(0.9)	(17.6)	—	(20.8)
Effect of exchange rates	—	0.1	—	1.3	—	1.4

Net change in cash and cash equivalents	(2.9)	0.7	(0.9)	(16.3)	—	(19.4)
Beginning cash and cash equivalents	3.0	14.5	1.5	42.3	—	61.3

Ending cash and cash equivalents	$0.1	$15.2	$0.6	$26.0	$—	$41.9

RYERSON INC.

CONDENSED CONSOLIDATING BALANCE SHEET (UNAUDITED)

MARCH 31, 2013

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
ASSETS
Current assets	$9.9	$1,190.7	$151.7	$247.4	$(290.5)	$1,309.2
Property, plant and equipment net of accumulated depreciation	—	403.4	3.0	67.9	—	474.3
Other noncurrent assets	961.0	900.8	352.6	14.1	(2,005.4)	223.1

Total Assets	$970.9	$2,494.9	$507.3	$329.4	$(2,295.9)	$2,006.6

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities	$255.3	$290.9	$178.1	$106.5	$(290.8)	$540.0
Noncurrent liabilities	992.3	1,364.8	0.8	31.7	(648.6)	1,741.0
Redeemable noncontrolling interest	—	—	—	1.6	—	1.6
Ryerson Inc. stockholders’ equity	(276.7)	839.2	328.4	188.9	(1,356.5)	(276.7)
Noncontrolling interest	—	—	—	0.7	—	0.7

Total Liabilities and Equity	$970.9	$2,494.9	$507.3	$329.4	$(2,295.9)	$2,006.6

RYERSON INC.

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2012

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
ASSETS
Current assets	$381.7	$2,215.9	$63.0	$214.5	$(1,620.8)	$1,254.3
Property, plant and equipment net of accumulated depreciation	—	410.8	3.1	69.5	—	483.4
Other noncurrent assets	944.2	319.2	1,818.6	14.4	(2,869.9)	226.5

Total Assets	$1,325.9	$2,945.9	$1,884.7	$298.4	$(4,490.7)	$1,964.2

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities	$16.5	$254.3	$1,738.3	$67.7	$(1,620.8)	$456.0
Noncurrent liabilities	1,594.3	1,872.2	0.8	32.8	(1,711.4)	1,788.7
Redeemable noncontrolling interest	—	—	—	1.7	—	1.7
Ryerson Inc. stockholders’ equity	(284.9)	819.4	145.6	193.5	(1,158.5)	(284.9)
Noncontrolling interest	—	—	—	2.7	—	2.7

Total Liabilities and Equity	$1,325.9	$2,945.9	$1,884.7	$298.4	$(4,490.7)	$1,964.2

Note 18: Condensed Consolidating Financial Statements

On October 10, 2012, Ryerson issued the 2017 and 2018 Notes. The 2017 Notes are fully and unconditionally guaranteed on a senior secured basis and the 2018 Notes are fully and unconditionally guaranteed on a senior unsecured basis by all of Ryerson’s existing and future domestic subsidiaries that are co-borrowers or guarantee our obligations under the Ryerson Credit Facility. Each guarantor of the 2017 and 2018 Notes is 100% owned by Ryerson and the guarantees are joint and several. Ryerson Inc. may only pay dividends to Ryerson Holding to the extent of 50% of future net income, once prior losses are offset. Presented below is the condensed consolidating financial information of Ryerson and its subsidiaries as of December 31, 2012 and 2011 and for the years ended December 31, 2012, 2011 and 2010.

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
Net sales	$—	$3,396.0	$2,827.4	$543.7	$(2,742.4)	$4,024.7
Cost of materials sold	—	2,819.0	2,773.3	465.2	(2,742.4)	3,315.1

Gross profit	—	577.0	54.1	78.5	—	709.6
Warehousing, delivery, selling, general and administrative expenses	4.7	395.5	26.3	81.7	—	508.2
Restructuring and other charges	—	(0.2)	—	1.3	—	1.1
Impairment charges on fixed assets and goodwill	—	1.0	—	—	—	1.0
Pension and other postretirement benefits curtailment gain	—	—	—	(1.7)	—	(1.7)

Operating profit (loss)	(4.7)	180.7	27.8	(2.8)	—	201.0
Other income and (expense), net	(16.8)	0.2	—	(1.4)	—	(18.0)
Interest and other expense on debt	(62.4)	(20.9)	—	(3.1)	—	(86.4)
Intercompany transactions:
Interest expense on intercompany loans	(53.5)	(39.7)	—	—	93.2	—
Interest income on intercompany loans	—	—	93.2	—	(93.2)	—

Income (loss) before income taxes	(137.4)	120.3	121.0	(7.3)	—	96.6
Provision (benefit) for income taxes	(52.1)	(0.5)	45.2	0.2	—	(7.2)
Equity in (earnings) loss of subsidiaries	(194.6)	(46.0)	4.0	—	236.6	—

Net income (loss)	109.3	166.8	71.8	(7.5)	(236.6)	103.8
Less: Net loss attributable to noncontrolling interest	—	—	—	(5.5)	—	(5.5)

Net income (loss) attributable to Ryerson Inc.	$109.3	$166.8	$71.8	$(2.0)	$(236.6)	$109.3

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
Net sales	$—	$4,093.4	$3,326.1	$645.0	$(3,334.7)	$4,729.8
Cost of materials sold	—	3,560.9	3,288.4	556.4	(3,334.7)	4,071.0

Gross profit	—	532.5	37.7	88.6	—	658.8
Warehousing, delivery, selling, general and administrative expenses	5.2	442.8	5.4	86.4	—	539.8
Restructuring and other charges	—	10.0	—	1.1	—	11.1
Impairment charges on fixed assets and goodwill	—	7.8	—	1.5	—	9.3

Operating profit (loss)	(5.2)	71.9	32.3	(0.4)	—	98.6
Other income and (expense), net	(0.2)	6.0	—	(1.2)	—	4.6
Interest and other expense on debt	(76.6)	(0.1)	—	(3.4)	—	(80.1)
Intercompany transactions:
Interest expense on intercompany loans	(42.0)	(37.6)	—	—	79.6	—
Interest income on intercompany loans	—	—	79.6	—	(79.6)	—

Income (loss) before income taxes	(124.0)	40.2	111.9	(5.0)	—	23.1
Provision (benefit) for income taxes	(51.9)	1.1	33.2	6.1	—	(11.5)
Equity in (earnings) loss of subsidiaries	(115.0)	(65.5)	8.7	—	171.8	—

Net income (loss)	42.9	104.6	70.0	(11.1)	(171.8)	34.6
Less: Net loss attributable to noncontrolling interest	—	—	—	(8.3)	—	(8.3)

Net income (loss) attributable to Ryerson Inc.	$42.9	$104.6	$70.0	$(2.8)	$(171.8)	$42.9

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
Net sales	$—	$3,351.3	$2,963.8	$550.5	$(2,970.1)	$3,895.5
Cost of materials sold	—	2,918.8	2,931.7	475.3	(2,970.1)	3,355.7

Gross profit	—	432.5	32.1	75.2	—	539.8
Warehousing, delivery, selling, general and administrative expenses	4.9	422.3	3.9	74.6	—	505.7
Restructuring and other charges	—	12.0	—	—	—	12.0
Gain on Insurance Settlement	(2.6)	—	—	—	—	(2.6)
Impairment charges on fixed assets and goodwill	—	1.4	—	—	—	1.4
Pension and other postretirement benefits curtailment loss	—	2.0	—	—	—	2.0

Operating profit (loss)	(2.3)	(5.2)	28.2	0.6	—	21.3
Other expense, net	—	—	—	(3.2)	—	(3.2)
Interest and other expense on debt	(70.3)	(1.3)	—	(3.6)	—	(75.2)
Intercompany transactions:
Interest expense on intercompany loans	(55.9)	(8.5)	—	(0.4)	64.8	—
Interest income on intercompany loans	—	—	64.8	—	(64.8)	—

Income (loss) before income taxes	(128.5)	(15.0)	93.0	(6.6)	—	(57.1)
Provision (benefit) for income taxes	(15.4)	53.1	(27.8)	3.0	—	12.9
Equity in (earnings) loss of subsidiaries	(47.7)	(28.4)	5.6	—	70.5	—

Net income (loss)	(65.4)	(39.7)	115.2	(9.6)	(70.5)	(70.0)
Less: Net loss attributable to noncontrolling interest	—	—	—	(4.6)	—	(4.6)

Net income (loss) attributable to Ryerson Inc.	$(65.4)	$(39.7)	$115.2	$(5.0)	$(70.5)	$(65.4)

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

YEAR ENDED DECEMBER 31, 2012

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
Comprehensive income (loss)	$71.9	$136.1	$79.6	$(5.0)	$(216.6)	$66.0
Less: Comprehensive loss attributable to noncontrolling interest	—	—	—	(5.9)	—	(5.9)

Comprehensive income (loss) attributable to Ryerson Inc.	$71.9	$136.1	$79.6	$0.9	$(216.6)	$71.9

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

YEAR ENDED DECEMBER 31, 2011

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
Comprehensive income (loss)	$(34.4)	$67.5	$59.8	$(16.7)	$(117.6)	$(41.4)
Less: Comprehensive loss attributable to noncontrolling interest	—	—	—	(7.0)	—	(7.0)

Comprehensive income (loss) attributable to Ryerson Inc.	$(34.4)	$67.5	$59.8	$(9.7)	$(117.6)	$(34.4)

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

YEAR ENDED DECEMBER 31, 2010

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
Comprehensive income (loss)	$(68.3)	$(51.0)	$120.7	$1.1	$(74.0)	$(71.5)
Less: Comprehensive loss attributable to noncontrolling interest	—	—	—	(3.2)	—	(3.2)

Comprehensive income (loss) attributable to Ryerson Inc.	$(68.3)	$(51.0)	$120.7	$4.3	$(74.0)	$(68.3)

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2012

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
OPERATING ACTIVITIES:
Net income (loss)	$109.3	$166.8	$71.8	$(7.5)	$(236.6)	$103.8

Non-cash expenses	2.1	46.1	2.8	8.2	—	59.2
Equity in (earnings) loss of subsidiaries	(194.6)	(46.0)	4.0	—	236.6	—
Changes in working capital	1,020.4	(895.4)	(122.2)	20.8	—	23.6

Net adjustments	827.9	(895.3)	(115.4)	29.0	236.6	82.8

Net cash provided by (used in) operating activities	937.2	(728.5)	(43.6)	21.5	—	186.6

INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	(2.0)	(29.1)	51.4	0.6	(56.2)	(35.3)

FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	(938.0)	758.4	(7.5)	(12.5)	56.2	(143.4)

Net increase (decrease) in cash and cash equivalents	(2.8)	0.8	0.3	9.6	—	7.9
Effect of exchange rates	—	—	0.1	1.5	—	1.6

Net change in cash and cash equivalents	(2.8)	0.8	0.4	11.1	—	9.5
Beginning cash and cash equivalents	3.0	14.5	1.5	42.3	—	61.3

Ending cash and cash equivalents	$0.2	$15.3	$1.9	$53.4	$—	$70.8

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2011

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
OPERATING ACTIVITIES:
Net income (loss)	$42.9	$104.6	$70.0	$(11.1)	$(171.8)	$34.6

Non-cash expenses	(24.1)	82.0	(15.8)	7.9	—	50.0
Equity in (earnings) loss of subsidiaries	(115.0)	(65.5)	8.7	—	171.8	—
Changes in working capital	265.5	(511.3)	218.4	(2.6)	—	(30.0)

Net adjustments	126.4	(494.8)	211.3	5.3	171.8	20.0

Net cash provided by (used in) operating activities	169.3	(390.2)	281.3	(5.8)	—	54.6

INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	97.3	3.4	(158.0)	(10.2)	(47.5)	(115.0)

FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	(264.1)	386.3	(122.5)	10.7	47.5	57.9

Net increase (decrease) in cash and cash equivalents	2.5	(0.5)	0.8	(5.3)	—	(2.5)
Effect of exchange rates	—	—	—	1.6	—	1.6

Net change in cash and cash equivalents	2.5	(0.5)	0.8	(3.7)	—	(0.9)
Beginning cash and cash equivalents	0.5	15.0	0.7	46.0	—	62.2

Ending cash and cash equivalents	$3.0	$14.5	$1.5	$42.3	$—	$61.3

RYERSON INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2010

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
OPERATING ACTIVITIES:
Net income (loss)	$(65.4)	$(39.7)	$115.2	$(9.6)	$(70.5)	$(70.0)

Non-cash expenses	(74.0)	117.7	64.5	6.7	—	114.9
Equity in (earnings) loss of subsidiaries	(47.7)	(28.4)	5.6	—	70.5	—
Changes in working capital	13.1	(459.4)	220.6	(17.6)	—	(243.3)

Net adjustments	(108.6)	(370.1)	290.7	(10.9)	70.5	(128.4)

Net cash used in operating activities	(174.0)	(409.8)	405.9	(20.5)	—	(198.4)

INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	61.4	199.7	(338.7)	1.3	31.9	(44.4)

FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	113.1	220.7	(66.7)	(50.7)	(31.9)	184.5

Net increase (decrease) in cash and cash equivalents	0.5	10.6	0.5	(69.9)	—	(58.3)
Effect of exchange rates	—	—	—	5.6	—	5.6

Net change in cash and cash equivalents	0.5	10.6	0.5	(64.3)	—	(52.7)
Beginning cash and cash equivalents	—	4.4	0.2	110.3	—	114.9

Ending cash and cash equivalents	$0.5	$15.0	$0.7	$46.0	$—	$62.2

RYERSON INC.

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2012

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
ASSETS
Current assets	$381.7	$2,215.9	$63.0	$214.5	$(1,620.8)	$1,254.3
Property, plant and equipment net of accumulated depreciation	—	410.8	3.1	69.5	—	483.4
Other noncurrent assets	944.2	319.2	1,818.6	14.4	(2,869.9)	226.5

Total Assets	$1,325.9	$2,945.9	$1,884.7	$298.4	$(4,490.7)	$1,964.2

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities	$16.5	$254.3	$1,738.3	$67.7	$(1,620.8)	$456.0
Noncurrent liabilities	1,594.3	1,872.2	0.8	32.8	(1,711.4)	1,788.7
Redeemable noncontrolling interest	—	—	—	1.7	—	1.7
Ryerson Inc. stockholders’ equity	(284.9)	819.4	145.6	193.5	(1,158.5)	(284.9)
Noncontrolling interest	—	—	—	2.7	—	2.7

Total Liabilities and Equity	$1,325.9	$2,945.9	$1,884.7	$298.4	$(4,490.7)	$1,964.2

RYERSON INC.

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2011

(In millions)

	Parent	Joseph T. Ryerson	Guarantor	Non-guarantor	Eliminations	Consolidated
ASSETS
Current assets	$1,399.6	$1,390.3	$53.9	$225.9	$(1,717.0)	$1,352.7
Property, plant and equipment net of accumulated depreciation	—	416.4	2.9	71.8	—	491.1
Other noncurrent assets	798.1	244.0	1,885.2	15.4	(2,723.3)	219.4

Total Assets	$2,197.7	$2,050.7	$1,942.0	$313.1	$(4,440.3)	$2,063.2

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities	$44.5	$265.1	$1,870.3	$84.4	$(1,717.0)	$547.3
Noncurrent liabilities	2,129.8	1,102.2	5.7	31.0	(1,784.1)	1,484.6
Ryerson Inc. stockholders’ equity	23.4	683.4	66.0	189.8	(939.2)	23.4
Noncontrolling interest	—	—	—	7.9	—	7.9

Total Liabilities and Equity	$2,197.7	$2,050.7	$1,942.0	$313.1	$(4,440.3)	$2,063.2